Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2018	$ 79,861		$ 6,306	$ 17,635	$ 3	$ (18)	$ 51,018	$ 4,823	$ 79,767	$ 94	$ (12)	$ 4,147	$ 688
Changes in equity
Issues of share capital and other equity instruments	437		350	87					437
Common shares purchased for cancellation	(556)	$ (70)		(70)			(486)		(556)
Redemption of preferred shares and other equity instruments	(950)		(950)						(950)
Sales of treasury shares and other equity instruments	3,985				145	3,840			3,985
Purchases of treasury shares and other equity instruments	(4,030)				(149)	(3,881)			(4,030)
Share-based compensation awards	(15)	87					(15)		(15)
Dividends on common shares	(4,337)						(4,337)		(4,337)
Dividends on preferred shares and distributions on other equity instruments	(206)						(205)		(205)	(1)
Other	6						6		6
Net income	9,665						9,659		9,659	6
Total other comprehensive income (loss), net of taxes	(1,506)						(948)	(558)	(1,506)		131	15	(704)
Balance at end of period at Jul. 31, 2019	82,354		5,706	17,652	(1)	(59)	54,692	4,265	82,255	99	119	4,162	(16)
Balance at beginning of period at Apr. 30, 2019	81,921		5,706	17,638		(104)	53,615	4,965	81,820	101	57	4,817	91
Changes in equity
Issues of share capital and other equity instruments	38			38					38
Common shares purchased for cancellation	(197)	(24)		(24)			(173)		(197)
Sales of treasury shares and other equity instruments	1,059				20	1,039			1,059
Purchases of treasury shares and other equity instruments	(1,015)				(21)	(994)			(1,015)
Share-based compensation awards	(9)	38					(9)		(9)
Dividends on common shares	(1,464)						(1,464)		(1,464)
Dividends on preferred shares and distributions on other equity instruments	(67)						(66)		(66)	(1)
Other	(1)						(1)		(1)
Net income	3,263						3,263		3,263
Total other comprehensive income (loss), net of taxes	(1,174)						(473)	(700)	(1,173)	(1)	62	(655)	(107)
Balance at end of period at Jul. 31, 2019	82,354		5,706	17,652	(1)	(59)	54,692	4,265	82,255	99	119	4,162	(16)
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2019	83,625		5,706	17,645	1	(58)	55,981	4,248	83,523	102	33	4,221	(6)
Balance at beginning of period (Transition adjustment (Note 2)) at Oct. 31, 2019	(107)						(107)		(107)
Balance at beginning of period (Balance After IFRS Adjustments) at Oct. 31, 2019	83,518		5,706	17,645	1	(58)	55,874	4,248	83,416	102	33	4,221	(6)
Balance at beginning of period at Oct. 31, 2019	83,625
Changes in equity
Issues of share capital and other equity instruments	1,808		1,750	62			(4)		1,808
Common shares purchased for cancellation	(814)	(97)		(97)			(717)		(814)
Redemption of preferred shares and other equity instruments	(8)		(8)						(8)
Sales of treasury shares and other equity instruments	4,098				88	4,010			4,098
Purchases of treasury shares and other equity instruments	(4,171)				(90)	(4,081)			(4,171)
Share-based compensation awards	(1)	62					(1)		(1)
Dividends on common shares	(4,572)						(4,572)		(4,572)
Dividends on preferred shares and distributions on other equity instruments	(198)						(194)		(194)	(4)
Other	(114)						(113)		(113)	(1)
Net income	8,191						8,185		8,185	6
Total other comprehensive income (loss), net of taxes	(1,363)						(653)	(713)	(1,366)	3	(156)	645	(1,202)
Balance at end of period at Jul. 31, 2020	86,374		7,448	17,610	(1)	(129)	57,805	3,535	86,268	106	(123)	4,866	(1,208)
Balance at beginning of period at Apr. 30, 2020	85,040		5,698	17,592	1	(75)	57,466	4,253	84,935	105	(823)	6,259	(1,183)
Changes in equity
Issues of share capital and other equity instruments	1,764		1,750	18			(4)		1,764
Sales of treasury shares and other equity instruments	864				25	839			864
Purchases of treasury shares and other equity instruments	(920)				(27)	(893)			(920)
Share-based compensation awards	(1)	$ 18					(1)		(1)
Dividends on common shares	(1,538)						(1,538)		(1,538)
Dividends on preferred shares and distributions on other equity instruments	(65)						(65)		(65)
Other	(35)						(35)		(35)
Net income	3,201						3,197		3,197	4
Total other comprehensive income (loss), net of taxes	(1,936)						(1,215)	(718)	(1,933)	(3)	700	(1,393)	(25)
Balance at end of period at Jul. 31, 2020	$ 86,374		$ 7,448	$ 17,610	$ (1)	$ (129)	$ 57,805	$ 3,535	$ 86,268	$ 106	$ (123)	$ 4,866	$ (1,208)